Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements of the Company include the accounts of Roan Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Certain amounts in the prior period financial statements have been reclassified to conform to the 2018 presentation. These reclassifications had no impact on net income (loss), total stockholders’ equity or total cash flows.

Use of Estimates

Use of Estimates

The preparation of financial statements and related footnotes in conformity with GAAP requires that management formulate estimates and assumptions that affect revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities. A significant item that requires management’s estimates and assumptions is the estimate of proved oil, natural gas and NGL reserves which are used in the calculation of depletion of the Company’s oil and natural gas properties and impairment, if any, of proved oil and natural gas properties. Changes in estimated quantities of its reserves could impact the Company’s reported financial results as well as disclosures regarding the quantities and value of proved oil and natural gas reserves. Although management believes these estimates are reasonable, actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements and related footnotes in conformity with GAAP requires that management formulate estimates and assumptions that affect revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities. A significant item that requires management’s estimates and assumptions is the estimate of proved oil, natural gas and NGL reserves which are used in the calculation of depletion of the Company’s oil and natural gas properties and impairment, if any, of proved oil and natural gas properties. Changes in estimated quantities of its reserves could impact the Company’s reported financial results as well as disclosures regarding the quantities and value of proved oil and natural gas reserves. Although management believes these estimates are reasonable, actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition

Revenues from the sale of oil, natural gas and NGLs are recognized when control of the product has been transferred to the customer, all performance obligations have been satisfied and collectability is reasonably assured. We recognize revenues from the sale of oil, natural gas and NGLs based on our share of volumes sold. See Note 3 – Revenue from Contracts with Customers for additional discussion.

Fair Value Measurements

The Company measures and reports certain assets and liabilities on a fair value basis and has classified and disclosed its fair value measurements using the following levels of the fair value hierarchy:

Level 1 – Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date.

Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date.

Level 3 – Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

Assets and liabilities that are measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values, stated below, considers the market for the Company’s financial assets and liabilities, the associated credit risk and other factors. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

The Company recognizes transfers between fair value hierarchy levels as of the end of the reporting period in which the event or change in circumstances causing the transfer occurred.

Fair Value Measurements

The Company follows a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 – Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date.

Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date.

Level 3 – Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company recognizes transfers between fair value hierarchy levels as of the end of the reporting period in which the event or change in circumstances causing the transfer occurred. The Company did not have any transfers between Level 1, Level 2 or Level 3 fair value measurements during 2018 or 2017.

Business Combinations

Business Combinations

The Company accounts for all business combinations using the acquisition method, which involves the use of significant judgment. In a business combination, the acquiring company must allocate the cost of the acquisition to assets acquired and liabilities assumed based on fair values as of the acquisition date. Any excess or shortage of amounts assigned to assets and liabilities over or under the purchase price is recorded as a gain on bargain purchase or goodwill.

The Company estimates the fair values of assets acquired and liabilities assumed in a business combination using various assumptions (all of which are Level 3 inputs within the fair value hierarchy). The most significant assumptions typically relate to the estimated fair values assigned to proved and unproved oil and natural gas properties. To estimate the fair values of the proved and unproved oil and natural gas properties, the Company develops estimates of oil, natural gas and NGL reserves. Estimates of reserves are based on the quantities of oil, natural gas and NGLs that geological and engineering data demonstrate, with reasonable certainty, to be recoverable in future years from known reservoirs under existing economic and operating conditions. Additionally, a risk factor is applied to reserves by reserve type based on industry standards. The Company estimates future prices to apply to the estimated net quantities of reserves based on the applicable ownership percentage acquired and estimates future operating and development costs to arrive at estimates of future net cash flows. The future net cash flows are discounted using a market-based weighted average cost of capital rate determined appropriate at the time of the acquisition.

Oil and Natural Gas Properties

Oil and Natural Gas Properties

The Company follows the successful efforts method to account for its exploration and production activities. Under this method, costs incurred to purchase, lease, or otherwise acquire a property, whether unproved or proved, are capitalized when incurred. The Company initially capitalizes exploratory well costs pending a determination whether proved reserves have been found. At the completion of drilling activities, the costs of exploratory wells remain capitalized if a determination is made that proved reserves have been found. If no proved reserves have been found, the costs of exploratory wells are charged to expense. In some cases, a determination of proved reserves cannot be made at the completion of drilling, requiring additional testing and evaluation of the wells.

Other exploration costs, including geological and geophysical costs, delay rentals and administrative costs associated with unproved property and unsuccessful exploratory well costs are expensed as incurred. Additionally, costs to operate and maintain wells and field equipment are expensed as incurred.

Depletion is computed using the units-of-production method on a field level basis over the remaining estimated life of proved reserves. The Company determined its oil and natural gas properties are comprised of one single field. Capitalized drilling and development costs of producing oil and natural gas properties are amortized based on the total estimated proved developed reserves. Proved leasehold costs associated with proved reserves are depleted based on total proved reserves, which includes proved undeveloped reserves. Under the unit-of-production method, oil and natural gas volumes are considered produced once they have been measured through meters at custody transfer or sales transaction points at the outlet valve on the lease or field storage tank. The Company recorded depletion expense on capitalized oil and natural gas properties of $122.2 million, $37.0 million, and $24.9 million for the years ended December 31, 2018, 2017, and 2016, respectively.

Unproved properties and the related costs are transferred to proved properties when reserves are discovered on, or otherwise attributed, to the property.

The net carrying values of retired, sold or abandoned proved properties that constitute less than a complete unit of depletable property are charged, net of proceeds, to accumulate depreciation, depletion and amortization unless doing so significantly affect the unit-of-production amortization rate, in which case a gain or loss is recognized to earnings. Gains or losses from the disposal of complete units of depletable property are recognized in earnings.

Proceeds from sales of all or a partial interest in individual unproved properties assessed for impairment on a group basis are accounted for as a recovery of costs. No gain or loss is recognized unless the sales proceeds exceed the original cost of the entire interest in the property, in which a gain will be recognized for the excess.

The Company capitalizes interest on expenditures made in connection with exploration and development projects that are not subject to current amortization. Interest is capitalized only for the period that activities are in progress to bring these projects to their intended use. The Company capitalized interest of $8.3 million for the year ended December 31, 2018. No interest was capitalized in the years ended December 31, 2017 or 2016.

Impairment of Oil and Natural Gas Properties

Impairment of Oil and Natural Gas Properties

Proved oil and natural gas properties are evaluated for impairment when facts or circumstances indicate that the carrying value of those assets may not be recoverable, such as when there are declines in oil and natural gas prices or well performance. In performing this assessment, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. An impairment loss is indicated if the sum of the estimated undiscounted future cash flows related to an asset group is less than the carrying value of that asset group. If an impairment loss has been incurred, the loss recognized is the excess of the carrying amount over the estimated fair value.

The Company calculates the estimated fair value using a discounted future cash flow model. Management’s assumptions associated with the calculation of future cash flows include oil and natural gas prices based on NYMEX futures price strips, as well as other assumptions, including (i) pricing adjustments for differentials, (ii) production costs, (iii) capital expenditures, (iv) production volumes, (v) timing of development, and (vi) estimated reserves. A discount rate, consistent with that used by market participants, is applied to the estimated future cash flows in order to estimate fair value. Cash flow estimates for impairment testing exclude the effects of derivative instruments.

It is reasonably possible that the estimate of undiscounted future net cash flows may change in the future resulting in the need to impair carrying values. The primary factors that may affect estimates of future cash flows are (i) oil and natural gas futures prices, (ii) increases or decreases in production and capital costs, (iii) future reserve adjustments, both positive and negative, to proved reserves and appropriate risk-adjusted probable and possible reserves, and (iv) results of future drilling activities. No impairment of proved oil and natural gas properties was recorded for the years ended December 31, 2018, 2017, and 2016.

The Company’s unproved properties are assessed for impairment annually, or more frequently if events or changes in circumstances dictated that the carrying value of those assets may not be recoverable. For the years ended December 31, 2017 and 2016, the Company recorded abandonment and impairment expense on its unproved oil and natural gas properties of $4.5 million and $5.3 million, respectively, for leases which have expired, or are expected to expire. Impairment expense on unproved oil and natural gas properties is included in exploration expense in the accompanying consolidated statements of operations. No impairment of unproved oil and natural gas properties was recorded for the year ended December 31, 2018.

Unproved leasehold costs are amortized on a group basis if individually insignificant, and a valuation allowance is established with a monthly amortization charge to exploration expense for the portion of the properties’ total cost that management estimates may never be transferred to proved properties during the terms of the respective leases. The impairment amortization rate considers the Company’s current drilling plans, the remaining terms of the respective leases and the results of exploratory drilling activity, and can be affected by economic factors including oil and natural gas price outlooks, projected capital costs, and available liquidity. For the years ended December 31, 2018 and 2017, the Company recorded amortization expense on its unproved oil and natural gas properties of $36.0 million and $19.6 million, respectively, which is reflected in exploration expense on the accompanying consolidated statements of operations. There was no such expense recorded for the year ended December 31, 2016. Costs of expired or relinquished leases are charged against the valuation allowance.

Derivative Instruments

Derivative Instruments

The Company has entered into commodity derivative instruments to reduce the effect of price changes on a portion of the Company’s future oil and natural gas production.

The commodity derivative instruments are measured at fair value and are included in the balance sheet as derivative assets and derivative liabilities, on a net basis by counterparty. The Company adjusts the valuations from the valuation model for nonperformance risk and for counterparty risk. The fair values of the Company’s commodity derivative instruments are calculated using industry standard models using assumptions and inputs which are substantially observable in active markets throughout the full term of the instruments. These include market price curves, contract terms and prices, credit risk adjustments, implied market volatility and discount factors. The Company has not designated any of the derivative contracts as fair value or cash flow hedges for accounting purposes for any of the periods presented. Accordingly, net gains and losses on commodity derivative instruments are recorded based on the changes in the fair values of the derivative instruments and are included in gain (loss) on derivative contracts in the consolidated statements of operations. The Company’s cash flow is impacted when the settlements under the commodity derivative contracts result in making or receiving a payment to or from the counterparty and are reflected as operating activities in the Company’s consolidated statements of cash flows. The Company’s firm sales contracts qualify for the normal purchase and normal sale exception. Contracts that qualify for this treatment do not require mark-to-market accounting treatment.

Drilling Advances

Drilling Advances

The Company’s drilling advances consist of cash provided to the Company from its joint interest partners for planned drilling activities. Advances are applied against the joint interest partner’s share of expenses incurred. As noted above, the Company entered into MSAs with Citizen and Linn to perform services, including operating the contributed assets. At December 31, 2017 and through the termination of the MSAs, Citizen and Linn maintained any drilling advances from joint interest partners. See Note 12 – Transactions with Affiliates for discussion of the MSAs with Citizen and Linn.

Asset Retirement Obligation

Asset Retirement Obligation

The Company is obligated to fund the costs of disposing of long-lived assets upon their abandonment. The Company’s asset retirement obligations (“ARO”) relate to the plugging of wells and the related abandonment of oil and natural gas properties. AROs are recognized as liabilities with an increase to the carrying amounts of the related assets when the obligation is incurred. The cost of the asset, including ARO, is depreciated over the useful life of the asset. Fair value of ARO is measured using the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value and the liability is settled or the well is sold, at which time the liability is removed. Accretion expense is included in accretion expense in the consolidated statements of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of three months or less and money market funds to be cash equivalents. The Company maintains its cash balances at credit-worthy financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash balances may be in excess of FDIC limits. The Company has not incurred any losses related to the amounts in excess of FDIC limits.

Accounts Receivable

Accounts Receivable

Accounts receivable consists mainly of receivables from oil, natural gas and NGL purchasers and joint interest owners on properties the Company operates. Accounts receivable from the sale of oil, natural gas and NGLs are accrued based on estimates of the volumetric sales and prices the Company believes it will receive. The Company routinely reviews outstanding balances, assesses the financial strength of its purchasers and joint interest owners and records a reserve for amounts not expected to be fully recovered. The need for an allowance is determined based upon reviews of individual accounts, existing economic conditions and other pertinent factors. The Company writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. At December 31, 2018, the Company recorded an allowance for doubtful accounts of $3.3 million related to receivables from joint interest owners. The Company had no reserve for bad debts at December 31, 2017.

Deferred Financing Costs

Deferred Financing Costs

Costs incurred in connection with the Company’s debt are capitalized and amortized as interest expense over the scheduled maturity period. Unamortized costs are associated with the Company’s revolving credit facility and are reflected as a component of long-term assets in the consolidated balance sheets.

Equity-Based Compensation

Equity-Based Compensation

Equity-based compensation is measured based on the grant date fair value of the award and recognized over the requisite service period. For employees directly involved in exploration and development activities, equity compensation is capitalized to the Company’s oil and natural gas properties. Equity compensation not capitalized is recognized in general and administrative expenses or production expense in the consolidated statements of operations. The Company accounts for forfeitures of stock compensation as they occur. As of December 31, 2018, no forfeitures have occurred.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company uses the treasury stock method to determine the potential dilutive effect of outstanding performance share units and restricted stock units. Refer to Note 11 – Equity Compensation for details on the Company’s performance share units and restricted stock units.

Income Taxes

Income Taxes

The Company is a corporation and therefore a taxable entity. Our predecessor, Roan LLC, was treated as a flow-through entity for income tax purposes. As a result, the net taxable income or loss of Roan LLC and any related tax credits, for income tax purposes, flowed through to its members. Accordingly, no tax provision was made in the historical financial statements of Roan LLC since the income tax was an obligation of its members. As a result of the Reorganization, the Company recorded a deferred tax liability based on the change in its tax status. The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized. See Note 13 – Income Taxes for further information on the Company’s taxes.

The Company evaluates uncertain tax positions for recognition and measurement in the consolidated financial statements. To recognize a tax position, the Company determines whether it is more likely than not, based on technical merits, that the tax position will be sustained upon examination. Any interest or penalties would be recognized as a component of income tax expense.

Defined Contribution Plan

Defined Contribution Plan

In 2018, the Company adopted a 401(k) retirement plan and health and welfare benefit plans in which our employees are eligible to participate. Under the 401(k) retirement plan, the Company provides for an employer match of employee contributions of up to 6% of eligible compensation and a profit-sharing contribution of up to 8% of eligible compensation. For the year ended December 31, 2018, the Company paid $1.2 million in contributions to the plan.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company sells oil, natural gas and NGLs to various types of customers. The future availability of a ready market for oil, natural gas and NGL depends on numerous factors outside the Company’s control, none of which can be predicted with certainty. Additionally, limitations on capacity at processing plants could also impact the Company’s ability to sell its oil, natural gas and NGLs. The Company is subject to credit risk resulting from the concentration of its oil, natural gas and NGL receivables with its significant purchasers. The Company does not believe the loss of any single purchaser would materially impact its results of operations because oil, natural gas and NGLs are fungible products with well-established markets and numerous purchasers.

For the years ended December 31, 2018, 2017, and 2016, the Company had the following major customers that exceeded 10% of total oil, natural gas and NGL revenues:

	Years Ended December 31,
	2018	2017	2016
Coffeyville Resources Refining & Marketing LLC	31%	*	*
Sunoco Inc.	18%	40%	55%
Blue Mountain Midstream LLC	15%	*	*
EnLink Oklahoma Gas Processing, LP	13%	39%	31%

*	Revenue from customer was less than 10% in this period.

Blue Mountain Midstream LLC (“Blue Mountain”) is deemed a related party as it is a wholly-owned subsidiary of Riviera Resources, Inc. (“Riviera”). See Note 12 – Transactions with Affiliates.

The Company’s derivative transactions have been carried out in the over-the-counter market. The entry into derivative transactions in the over-the-counter market involves the risk that the counterparties, which are financial institutions, may be unable to meet the financial terms of the transactions. The Company monitors on an ongoing basis the credit ratings of its derivative counterparties and considers its counterparties’ credit default risk ratings in determining the fair value of its derivative contracts. The Company’s derivative contracts are with multiple counterparties to minimize its exposure to any individual counterparty. The counterparties to the Company’s derivative contracts at December 31, 2018 are also lenders under its revolving credit facility. As a result, the Company does not require collateral or other security from counterparties nor is the Company required to post collateral to support derivative instruments. The Company has master netting agreements with all of its derivative counterparties, which allow the Company to net its derivative assets and liabilities with the same counterparty. As a result of the netting provisions, the Company’s maximum amount of loss under derivative transactions due to credit risk is limited to the net amounts due from the counterparties under the derivative contracts.

Commitments and Contingencies

Commitments and Contingencies

The Company is subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. An accrual is recorded for a loss contingency when its occurrence is probable and damages can be reasonably estimated based on the anticipated most likely outcome or the minimum amount within a range of possible outcomes. The Company regularly reviews contingencies to determine the adequacy of its accruals and related disclosures. The amount of ultimate loss may differ from these estimates. Except for environmental contingencies acquired in a business combination, which are recorded at fair value, the Company accrues losses associated with environmental obligations when such losses are probable and can be reasonably estimated.

Risks and Uncertainties

Risks and Uncertainties

Historically, the markets for oil, natural gas, and NGLs have experienced significant price fluctuations. Price fluctuations can result from variations in weather, regional levels of production, availability of transportation capacity, and various other factors. Increases or decreases in the prices the Company receives for its production could have a significant impact on the Company’s future results of operations and reserve quantities.

A portion of the Company’s oil and natural gas production may be interrupted, or shut in, from time to time for various reasons, including, but not limited to, as a result of accidents, weather conditions, the unavailability of gathering, processing, compression, transportation or refining facilities or equipment or field labor issues, or intentionally as a result of market conditions such as oil or natural gas prices that the Company deems uneconomic. If a substantial amount of the Company’s production is interrupted or shut in, the Company’s cash flows and, in turn, it’s financial condition and results of operations could be materially and adversely affected.

Recently Issued Accounting Standards

Recent Accounting Standards Issued

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASC 842”). This update applies to any entity that enters into a lease, with some specified scope exemptions. Under this update, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. While there were no major changes to the lessor accounting, changes were made to align key aspects with the revenue recognition guidance. The Company adopted the new standard using the simplified transition method described in ASU 2018-11 Leases (Topic 842): Targeted Improvements as of January 1, 2019 and did not retrospectively apply the new standard to periods before adoption. Accordingly, comparative information has not been adjusted and continues to be reported under the previous leasing standard. See Note 3—Lease Accounting for additional information on the adoption of ASC 842.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). This guidance supersedes most of the existing revenue recognition requirements in GAAP and requires (i) an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services and (ii) requires expanded disclosures regarding the nature, amount, timing and certainty of revenue and cash flows from contracts with customers. Subsequent to the issuance of ASU 2014-09, the FASB issued additional guidance to assist entities with implementation efforts, including the issuance of ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), pertaining to the presentation of revenues on a gross basis (revenues presented separately from associated expenses) versus a net basis. This guidance requires an entity to record revenue on a gross basis if it controls a promised good or service before transferring it to a customer, whereas an entity records revenue on a net basis if its role is to arrange for another entity to provide the goods or services to a customer. Applying the guidance in ASU 2016-08 requires significant judgment in determining the point in time when control of products transfers to customers. Effective January 1, 2018, the Company adopted ASC 606 using the modified retrospective method of transition under which the standard is applied only to the most current period presented. Accordingly, comparative information has not been adjusted and continues to be reported under the previous revenue standard. See Note 3 – Revenue from Contracts with Customers for discussion of the impact upon adoption and the additional disclosures.

Recently Issued Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). This update applies to any entity that enters into a lease, with some specified scope exemptions. Under this update, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. While there were no major changes to the lessor accounting, changes were made to align key aspects with the revenue recognition guidance. This update will be effective for fiscal years beginning after December 15, 2018, including interim reporting periods within those fiscal years, with early application permitted. The Company enters into lease agreements to support its operations, such as office space, drilling rigs and field equipment. ASU 2016-02 will not impact the accounting or financial presentation of the Company’s mineral leases.

The Company plans to adopt the new standard using the simplified transition method described in ASU 2018-11 Leases (Topic 842): Targeted Improvements, and therefore will apply the new standard as of January 1, 2019. Accordingly, comparative information will not be adjusted and will continue to be reported under the previous lease standard. The Company plans to elect the package of practical expedients within ASU 2016-02 that allows an entity to not reassess prior to the effective date (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases or (iii) initial direct costs for any existing leases, but does not plan to elect the practical expedient of hindsight when determining the lease term of existing contracts at the effective date. The Company also plans to elect the practical expedient under ASU 2018-01 Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842 that allows it to not evaluate existing or expired land easements not previously accounted for as leases prior to the effective date. The Company is working to complete its evaluation of the impact of ASU 2016-02 on its financial statements, accounting policies, and internal controls, including implementation of systems and processes to capture, classify and account for leases within the scope of the new guidance and to provide the related disclosures. At this time, the impact upon adoption of ASU 2016-02 and other related ASUs is expected to result in recognition of additional operating liabilities ranging from $7 million to $12 million, with corresponding right-of-use assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company currently plans to elect the short-term lease recognition exemption for all leases that qualify and the practical expedient to not separate lease and non-lease components for the majority of classes of underlying assets.

Revenue from Contracts with Customers

Revenues from the sale of oil, natural gas and NGLs are recognized when control of the product has been transferred to the customer, all performance obligations have been satisfied and collectability is reasonably assured. We recognize revenues from the sale of oil, natural gas and NGLs based on our share of volumes sold.

Performance Obligations

The Company satisfies the performance obligations under its oil and natural gas sales contracts through delivery of its production and transfer of control to a customer. Upon delivery of production, the Company has the right to receive consideration from its customers in amounts that correspond with the value of the production transferred. The Company typically receives payment for oil, natural gas and NGL sales within 30 days of the month of delivery for operated properties and within 90 days of the month of delivery for non-operated properties.

The Company’s oil sales contracts are short-term in nature with a contract term of one year or less. For those contracts, the Company utilized the practical expedient in Revenue from Contracts with Customers (Topic 606) (“ASC 606”), which provides an exemption from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

For the Company’s natural gas and NGL sales contracts that have a contract term greater than one year, the Company utilized the practical expedient in ASC 606 which states the Company is not required to disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to a wholly unsatisfied performance obligation. Under these sales contracts, each unit of product generally represents a separate performance obligation; therefore, future volumes are wholly unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required.

Contract Balances

The Company recognizes sales of oil, natural gas, and NGLs at a point in time when it satisfies a performance obligation and at that point the Company has an unconditional right to receive payment. Accordingly, these contracts do not give rise to contract assets or contract liabilities under ASC 606. The Company had accounts receivable related to revenue from contracts with customers as of March 31, 2019 and December 31, 2018 of approximately $57.7 million and $65.2 million, respectively, which represent this unconditional right to receive payment.

Prior Period Performance Obligations

To record revenues for oil, natural gas and NGLs, the Company estimates the amount of production delivered at the end of each month and the prices expected to be received for those sales. Differences between estimated revenues and actual amounts received for all prior months are recorded in the month payment is received from the customer. For the three months ended March 31, 2019 and 2018, revenue recognized related to performance obligations satisfied in prior reporting periods was not material.

Oil Sales

Most of the Company’s oil contracts transfer physical custody and title at or near the wellhead, which is commonly when control of the oil has been transferred to the purchaser. The Company’s oil production is primarily sold under market-sensitive contracts that are typically priced at a differential to the NYMEX price. Any differentials incurred after the transfer of control of the oil are net against oil sales as they represent part of the transaction price of the contract. For its oil contracts, the Company generally records its sales based on the net amount received.

Natural Gas and NGL Sales

Most of the Company’s natural gas is sold at the wellhead or inlet to the processor’s facility, which is commonly when control of the natural gas has been transferred to the purchaser. The natural gas is sold under percentage of proceeds processing contracts. Under these contracts, the purchaser gathers the natural gas where it is produced and transports it via pipeline to natural gas processing plants where NGL products are extracted. The NGL products and remaining residue gas are then sold by the purchaser. Under the natural gas percentage of proceeds contracts, the Company receives a percentage of the value for the extracted NGLs and the residue gas.

For its natural gas processing contracts, the Company generally records its natural gas and NGL sales net of gathering, processing and transportation expenses based on a principal versus agent assessment for individual contracts.

Performance Obligations

The Company satisfies the performance obligations under its oil and natural gas sales contracts through delivery of its production and transfer of control to a customer. Upon delivery of production, the Company has the right to receive consideration from its customers in amounts that correspond with the value of the production transferred. The Company typically receives payment for oil, natural gas and NGL sales within 30 days of the month of delivery for operated properties and within 90 days of the month of delivery for non-operated properties.

The Company’s oil sales contracts are short-term in nature with a contract term of one year or less. For those contracts, the Company utilized the practical expedient in ASC 606, which provides an exemption from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

For the Company’s natural gas and NGL sales contracts that have a contract term greater than one year, the Company utilized the practical expedient in ASC 606 which states the Company is not required to disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to a wholly unsatisfied performance obligation. Under these sales contracts, each unit of product generally represents a separate performance obligation; therefore, future volumes are wholly unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required.

Contract Balances

The Company recognizes sales of oil, natural gas, and NGLs at a point in time when it satisfies a performance obligation and at that point the Company has an unconditional right to receive payment. Accordingly, these contracts do not give rise to contract assets or contract liabilities under ASC 606. The Company had accounts receivable related to revenue from contracts with customers of approximately $65.2 million as of December 31, 2018, which represent this unconditional right to receive payment.

Prior Period Performance Obligations

To record revenues for oil, natural gas and NGLs, the Company estimates the amount of production delivered at the end of each month and the prices expected to be received for those sales. Differences between estimated revenues and actual amounts received for all prior months are recorded in the month payment is received from the customer. For the year ended December 31, 2018, revenue recognized related to performance obligations satisfied in prior reporting periods was not material.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements of the Company include the accounts of Roan Inc. and its wholly owned subsidiaries. All material intercompany balances and transactions have been eliminated.

Interim Financial Statements

Interim Financial Statements

The accompanying condensed consolidated financial statements as of December 31, 2018 were derived from the annual financial statements included in the Annual Report on Form 10-K. The unaudited interim condensed consolidated financial statements for the three months ended March 31, 2019 and 2018 were prepared by the Company in accordance with the accounting policies stated in the audited financial statements. In the opinion of management, the Company’s unaudited condensed consolidated financial statements reflect all known adjustments necessary to fairly state the financial position of the Company and its results of operations and cash flows for such periods. All such adjustments are of a normal, recurring nature. Certain information and disclosures normally included in financial statements prepared in conformity with GAAP have been consolidated or omitted, although the Company believes that the disclosures contained herein are adequate to make the information presented not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual financial statements and notes thereto.